Long-term Investments - Changes in Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term investments
Balance at the beginning of the year	$ 1,320,386	$ 993,630	$ 1,207,651
Investments made/transfers from prepayments	162,823	374,709	151,332
Loss from equity method investments, net	(12,170)	13,392	(24,069)
Dividend declared from equity method investments	(10,269)	(4,683)	(5,772)
Disposal of investments	(24,039)	(17,713)	(36,267)
Changes from measurement alternative to consolidation (Note 6)		(43,988)
Reclassification of equity investment with readily determinable fair value to equity-method investment		0
Impairment on investments	(38,689)	(25,706)	(63,515)
Fair value change through earnings	18,564	43,002	(196,602)
Currency translation adjustment	(27,407)	(12,257)	(39,128)
Balance at the end of year	1,389,199	1,320,386	993,630
Equity Securities Without Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	201,290	196,579	268,716
Investments made/transfers from prepayments	136,985	70,864	36,423
Loss from equity method investments, net	0	0	0
Dividend declared from equity method investments	0	0	0
Disposal of investments	(2,228)	(3,463)	(29,974)
Changes from measurement alternative to consolidation (Note 6)		(43,988)
Reclassification of equity investment with readily determinable fair value to equity-method investment		0
Impairment on investments	(38,689)	(25,706)	(63,515)
Fair value change through earnings	0	10,877	0
Currency translation adjustment	(1,383)	(3,873)	(15,071)
Balance at the end of year	295,975	201,290	196,579
Equity Method Investment
Long-term investments
Balance at the beginning of the year	1,000,828	557,501	502,783
Investments made/transfers from prepayments	25,838	303,845	114,909
Loss from equity method investments, net	(12,170)	13,392	(24,069)
Dividend declared from equity method investments	(10,269)	(4,683)	(5,772)
Disposal of investments	(21,811)	(14,250)	(6,293)
Changes from measurement alternative to consolidation (Note 6)		0
Reclassification of equity investment with readily determinable fair value to equity-method investment		153,407
Impairment on investments	0	0	0
Fair value change through earnings	0	0	0
Currency translation adjustment	(26,024)	(8,384)	(24,057)
Balance at the end of year	956,392	1,000,828	557,501
Equity Securities With Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	118,268	239,550	436,152
Investments made/transfers from prepayments	0	0	0
Loss from equity method investments, net	0	0	0
Dividend declared from equity method investments	0	0	0
Disposal of investments	0	0	0
Changes from measurement alternative to consolidation (Note 6)		0
Reclassification of equity investment with readily determinable fair value to equity-method investment		(153,407)
Impairment on investments	0	0	0
Fair value change through earnings	18,564	32,125	(196,602)
Currency translation adjustment	0	0	0
Balance at the end of year	$ 136,832	$ 118,268	$ 239,550